CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities:
Net income	$ 1,345	$ 1,514
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	490	468
Loss (gain) From Sale Of Long Lived Assets And Investment	(64)	29
Deferred Income Taxes Net And Uncertain Tax Positions	(174)	6
Change in working capital items	590	(217)
Stock-based compensation	47	41
Impairment of long lived assets	14	3
Purchase of research and development in process	0	9
Other items-net	(24)	(13)
Net cash provided by operating activities	2,224	1,840
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(446)	0
Purchase of property, plant and equipment	(460)	(301)
Purchase of investments and other assets	(117)	(400)
Other items-net	(34)	(23)
Proceeds From Sale Of Long Lived Assets And Investments	141	585
Net cash used in investing activities	(916)	(139)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs Of 2 Million and 6 Million	748	2,492
Purchase of treasury shares	(495)	0
Net decrease in short-term credit	(511)	(16)
Dividends paid	(406)	(329)
Proceeds from exercise of options by employees	31	125
Redemption of convertible debentures	(814)	(45)
Repayment of long-term loans and other long-term lliabilities	(12)	(930)
Other items - net	4	10
Proceeds from long-term loans and other long-term liabilities received	1	43
Net cash (used in) provided by financing activities	(1,454)	1,350
Translation adjustment on cash and cash equivalents	37	(192)
Net change in cash and cash equivalents	(109)	2,859
Balance of cash and cash equivalents at beginning of period	1,248	1,995
Balance of cash and cash equivalents at end of period	$ 1,139	$ 4,854